Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.     Summary of Significant Accounting Policies
Basis of Presentation
The combined consolidated financial statements include the accounts of the company are prepared in accordance with accounting principles generally accepted in the United States of America, or U.S. GAAP.
The combined consolidated financial statements are derived from the company’s and NantCell’s respective historical consolidated financial statements for each period presented. Since the entities have been under common control for all periods presented, the combined consolidated financial statements assume that the merger took place at the beginning of the earliest year for which the combined consolidated financial statements are presented.
As of December 31, 2020, we had an accumulated deficit of $1,615 million. We also had negative cash flows from operations of $171.7 million during the year ended December 31, 2020. We will likely need additional capital to further fund the development of, and seek regulatory approvals for, our product candidates, and to begin to commercialize any approved products.
The combined consolidated financial statements have been prepared assuming the company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of the uncertainty. As a result of continuing anticipated operating cash outflows, we believe that substantial doubt exists regarding our ability to continue as a going concern without additional funding or financial support. However, we believe our existing cash, cash equivalents, and investments in marketable securities, and our ability to borrow from affiliated entities, will be sufficient to fund operations through at least the next 12 months following the issuance date of the financial statements based primarily upon our Executive Chairman’s intent and ability to support our operations with additional funds, including loans from affiliated entities, as required, which we believe alleviates such doubt. We may also seek to sell additional equity, through one or more follow-on
public offerings, or in separate financings, or obtain a credit facility. However, we may not be able to secure such financing in a timely manner or on favorable terms. Without additional funds, we may choose to delay or reduce our operating or investment expenditures. Further, because of the risk and uncertainties associated with the commercialization of our product candidates in development, we may need additional funds to meet our needs sooner than planned.
Principles of Consolidation
The combined consolidated financial statements include the accounts of the company and its subsidiaries. All intercompany amounts have been eliminated.
We apply the variable interest model under ASC Topic 810,
 Consolidation
, to any entity in which we hold an equity investment or to which we have the power to direct the entity’s most significant economic activities and the ability to participate in the entity’s economics. If the entity is within the scope of the variable interest model and meets the definition of a variable interest entity, or VIE, we consider whether we must consolidate the VIE or provide additional disclosures regarding our involvement with the VIE. If we determine that we are the primary beneficiary of the VIE, we will consolidate the VIE. This analysis is performed at the initial investment in the entity or upon any reconsideration event.
For entities we hold as an equity investment that are not consolidated under the VIE model, we consider whether our investment constitutes ownership of a majority of the voting interests in the entity and therefore should be considered for consolidation under the voting interest model.
Unconsolidated equity investments in the common stock or
in-substance
common stock of an entity under which we are able to exercise significant influence, but not control, are accounted for using the equity method. Our ability to exercise significant influence is generally indicated by ownership of 20% to 50% interest in the voting securities of the entity.
All other unconsolidated equity investments on which we are not able to exercise significant influence will be subsequently measured at fair value with unrealized holding gains and losses included in o ther income (expense), net
, on the combined consolidated statements of operations. In the instance the equity investment does not have a readily determinable fair value and does not qualify for the practical expedient to estimate fair value in accordance with ASC Topic 820,
Fair Value Measurement
, or ASC Topic 820, we will apply the measurement alternative under ASC Topic 321,
Investments—Equity Securities
, or ASC 321, pursuant to which we will measure the investment at its cost, less impairment, adjusted for observable price changes in an orderly market for an identical or similar investment of the same issuer.
We own
non-marketable
equity securities that are accounted for using the measurement alternative under ASC 321 because the preferred stock held by us is not considered in-substance
common stock and such preferred stock does not have a readily determinable fair value. All investments are reviewed for possible impairment on a regular basis. If an investment’s fair value is determined to be less than its net carrying value, the investment is written down to its fair value. Such an evaluation is judgmental and dependent on specific facts and circumstances. Factors considered in determining whether an impairment indicator is present include: the investees’ earnings performance and clinical trial performance, change in the investees’ industry and geographic area in which it operates, offers to purchase or sell the security for a price less than the cost of the investment, issues that raise concerns about the investee’s ability to continue as a going concern, and any other information that we may be aware of related to the investment. Factors considered in determining whether an observable price change has occurred include: the price at which the investee issues equity instruments similar to those of our investment and the rights and preferences of those equity instruments compared to ours.
Use of Estimates
The preparation of combined consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, we evaluate our estimates, including those related to the valuation of equity-based awards, deferred income taxes and related valuation allowances, preclinical and clinical trial accruals, impairment assessments, the measurement of right-of-use
assets and lease liabilities, useful lives of long-lived assets, loss contingencies, fair value measurements, and the assessment of our ability to fund our operations for at least the next twelve months from the date of issuance of these financial statements. We base our estimates on historical experience and on various other market-specific and relevant assumptions that we believe to be reasonable under the circumstances. Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that the ongoing coronavirus pandemic could have on our significant accounting estimates. Actual results could differ from those estimates.
Risks and Uncertainties
In March 2020, the World Health Organization declared the novel strain of coronavirus disease
(SARS-CoV-2)
outbreak a pandemic. To date, our operations have not been significantly impacted by the pandemic. However, we cannot at this time predict the specific extent, duration, or full impact that this pandemic may have on our financial condition and results of operations, including ongoing and planned clinical trials. More specifically, the pandemic may result in prolonged impacts that we cannot predict at this time and we expect that such uncertainties will continue to exist until such time a vaccine is broadly available and in use. The impact of the pandemic on our financial performance will depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions. These developments and the impact of the ongoing pandemic on the financial markets and the overall economy are highly uncertain. If the financial markets and/or the overall economy are impacted for an extended period, our results may be adversely affected.
Contingencies
We record accruals for loss contingencies to the extent that we conclude it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. We evaluate, on a quarterly basis, developments in legal proceedings and other matters that could cause a change in the potential amount of the liability recorded or of the range of potential losses disclosed. Moreover, we record gain contingencies only when they are realizable, and the amount is known. Additionally, we record our rights to insurance recoveries, limited to the extent of incurred or probable losses, as a receivable when such recoveries have been agreed to with our third-party insurers and when receipt is deemed probable. This includes instances when our third-party insurers have agreed to pay, on our behalf, certain legal defense costs and settlement amounts directly to applicable law firms and a settlement fund.
Concentration of Credit Risk and Other Risks and Uncertainties
Financial instruments that potentially subject us to concentrations of risk consist principally of cash and cash equivalents, marketable securities, and convertible note receivable.
Our cash and cash equivalents are held by one major financial institution in the U.S., one in South Korea and one in Italy. We minimize credit risk associated with our cash and cash equivalents by periodically evaluating the credit quality of our primary financial institutions. While we maintain cash deposits in FDIC insured financial institutions in excess of federally insured limits, we do not believe that we are exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held. We have not experienced any losses on such accounts. We also monitor the creditworthiness of the borrower of the convertible promissory note. We believe that any concentration of credit risk in its convertible note receivable was mitigated in part by our ability to convert, if necessary, at the qualifying financing event or upon a payment default into shares of the senior class of equity securities of the borrower.
Product candidates developed by us will require approvals or clearances from the FDA, or international regulatory agencies prior to commercial sales. There can be no assurance that any of our product candidates will receive any of the required approvals or clearances. If we were to be denied approval or clearance or any such approval or clearance was to be delayed, it would have a material adverse impact on us.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents include highly liquid investments with an original maturity of three months or less from the date of purchase.
Restricted cash includes a certificate of deposit held as a substitute letter of credit for one of our leased properties. This certificate of deposit is included in o ther assets
on the combined consolidated balance sheets as the landlord is the beneficiary of the account and we are not able to access the funds during the term of the lease.
A reconciliation of cash, cash equivalents, and restricted cash is included on the combined consolidated statements of cash flows as of December 31, 2020 and 2019.
Marketable Securities
We invest our excess funds in investment grade short- to intermediate-term corporate debt securities, government-sponsored securities, and foreign government bonds and classify these investments as available-for-sale.
Marketable debt securities with remaining maturities of 12 months or less are classified as short-term and marketable securities with remaining maturities greater than 12 months are classified as long-term. All marketable debt securities are reported at fair value and any unrealized gains and losses are reported as a component of accumulated other comprehensive loss
on the combined consolidated statements of stockholders’ (deficit) equity, with the exception of unrealized losses believed to be other-than-temporary, which are recorded in interest and investment income, net
, on the combined consolidated statements of operations. Realized gains and losses from sales of securities and the amounts, net of tax, reclassified out of accumulated other comprehensive loss, if any, are determined on a specific identification basis.
Investments in mutual funds and equity securities, other than equity method investments, are recorded at fair market value, if fair value is readily determinable and any unrealized gains and losses are included in other income (expense), net
on the combined consolidated statements of operations. Realized gains and losses from the sale of the securities are determined on a specific identification basis and the amounts are included in other income (expense), net
.
We periodically evaluate whether declines in fair values of our investments below their book value are other-than-temporary. This evaluation consists of several qualitative and quantitative factors regarding the severity and duration of the unrealized loss, as well as our ability and intent to hold the investment until a forecasted recovery occurs. Additionally, we assess whether we have plans to sell the security or whether it is more likely than not we will be required to sell any investment before recovery of its amortized cost basis. Factors considered include quoted market prices, recent financial results and operating trends, implied values from any recent transactions or offers of investee securities, credit quality of debt instrument issuers, other publicly available information that may affect the value of our investments, duration and severity of the decline in value, and our strategy and intentions for holding the investment. There were no other-than-temporary impairments recorded in the years ended December 31, 2020 and 2019.
Property, Plant and Equipment, Net
Property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. All repairs and maintenance are charged to net loss during the financial period in which they are incurred. Depreciation of property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings	39 years
Software	3 years
Laboratory equipment	5 to 7 years
Furniture & fixtures	5 years
IT equipment	3 years
Leasehold improvements	The lesser of the lease term or the life of the asset
Upon disposal of property, plant and equipment, the cost and related accumulated depreciation are removed from the combined consolidated financial statements and the net amount, less any proceeds, is included in the other income (expense), net
, on the combined consolidated statements of operations.
We review impairment of property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by a comparison of the carrying amount to the future net cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the projected undiscounted future cash flows arising from the assets using a discount rate determined by management to be commensurate with the risk inherent to our current business model.
During the year ended December 31, 2019, we determined that certain bioreactor laboratory equipment could no longer be utilized in the production process. As a result, we recorded an impairment charge totaling $0.9 million, which was included in r esearch and development expense
on the combined consolidated statements of operations. There were no impairment losses recognized during the year ended December 31, 2020.
Business Combinations
Business combinations are accounted for using the acquisition method of accounting in accordance with ASC Topic 805,
Business Combinations
, or ASC 805. These standards require that the total cost of acquisition be allocated to the tangible and intangible assets acquired and liabilities assumed based on their respective fair values at the date of acquisition, with the excess purchase price recorded as goodwill. The allocation of the purchase price is dependent upon certain valuations and other studies. Acquisition costs are expensed as incurred.
Contingent consideration obligations incurred in connection with a business combination are recorded at their fair values on the acquisition date and re-measured
at their fair values each subsequent reporting period until the related contingencies are resolved. The resulting changes in fair values are recorded as r esearch and development
expenses
on the combined consolidated statements of operations and comprehensive loss. Changes in fair values reflect changes to our assumptions regarding probabilities of successful achievement of related milestones, the timing in which the milestones are expected to be achieved, and the discount rate used to estimate the fair value of the obligation.
Intangible Assets
Intangible assets acquired in a business combination are initially recognized at their fair value on the acquisition date. The in-process
research and development, or IPR&D, assets are required to be classified as indefinite-lived assets and are not amortized until they become definite lived assets, upon the successful completion of the associated research and development effort. At that time, we will evaluate whether recorded amounts are impaired and make any necessary adjustments, and then determine the useful life of the asset and begin amortization. If the associated research and development effort is abandoned, the related IPR&D assets will be written-off
and an impairment charge recorded. Intangible assets are tested for impairment at least annually or more frequently if indicators of potential impairment exist.
Acquired definite life intangible assets are amortized using the straight-line method over their respective estimated useful lives. Intangible assets, which consisted of the cost of reacquiring a technology license during 2015, were amortized using the straight-line method over an estimated useful life of 4 years. As of December 31, 2019, our definite-lived intangible assets were fully amortized.
Patents
Patent costs, including related legal costs, are expensed as incurred and recorded in selling, general and administrative expenses
on the combined consolidated statements of operations.
Fair Value of Financial Instruments
The accounting standard for fair value measurements provides a framework for measuring fair value and requires disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on our principal or, in absence of a principal, most advantageous market for the specific asset or liability.
We use a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring
basis, in periods subsequent to their initial measurement. The hierarchy requires us to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value.
The three tiers are defined as follows:

•
Level 1— Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets at the measurement date. Since valuations are based on quoted prices that are readily and regularly available in an active market, the valuation of these products does not entail a significant degree of judgment. Our Level 1 assets consist of bank deposits and money market funds.

•
Level 2— Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities. Our Level 2 assets consist of corporate debt securities including commercial paper, government-sponsored securities and corporate bonds, as well as foreign municipal securities.

•	Level 3— Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
During the years ended December 31, 2020 and 2019, no transfers were made into or out of the Level 1, 2 or 3 categories. We will continue to review the fair value inputs on a quarterly basis.
We utilize a third-party pricing service to assist in obtaining fair value pricing for our investments in marketable securities. Inputs are documented in accordance with the fair value disclosure hierarchy. The fair values of financial instruments other than marketable securities and cash and cash equivalents are determined through a combination of management estimates and third-party valuations.
Collaboration Arrangements
We analyze our collaboration arrangements to assess whether they are within the scope of ASC Topic 808,
Collaborative Arrangements,
or ASC 808. A collaborative arrangement is a contractual arrangement that involves a joint operating activity. These arrangements involve two or more parties who are active participants in the activity, and are exposed to significant risks and rewards dependent on the commercial success of the activity. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. To the extent the collaboration agreement is within the scope of ASC 808, we also assess whether the arrangement contains multiple elements that are within the scope of other accounting literature. If we conclude that some or all aspects of the agreement are distinct and represent a transaction with a customer, we account for those aspects of the arrangement within the scope of ASC Topic 606,
Revenue from Contracts with Customers
, or ASC 606. Amounts that are owed by collaboration partners within the scope of ASC 808 are recognized as an offset to research and development expenses as such amounts are incurred by the collaboration partner. The amounts owed to a collaboration partner are classified as research and development expenses.
Our collaboration arrangements require us to acquire certain equipment for exclusive use in the joint operating activities. These equipment purchases do not have an alternative use and are therefore expensed as incurred within research and development expenses.
Our collaboration arrangements are further discussed in Note 7,
 Collaboration and License Agreements
.
Preclinical and Clinical Trial Accruals
As part of the process of preparing the financial statements, we are required to estimate expenses resulting from obligations under contracts with vendors, clinical research organizations and consultants. The financial terms of these contracts vary and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.
We estimate clinical trial and research agreement-related expenses based on the services performed, pursuant to contracts with research institutions and clinical research organizations and other vendors that conduct clinical trials and research on our behalf. In accruing clinical and research-related fees, we estimate the time period over which services will be performed and activity expended in each period. If the actual timing of the performance of services or the level of effort varies from the estimate, we will adjust the accrual accordingly. Payments made under these arrangements in advance of the receipt of the related services are recorded as prepaid expenses until the services are rendered.
Transactions with Related Parties
As outlined in Note 9,
 Related Party Agreements
, we have various agreements with related parties. Some are billed and settled in cash monthly. Others are billed quarterly and settled in cash the following month. Monthly accruals are made for all quarterly billing arrange
m
ents.
Lease Obligations
On January 1, 2019, we adopted ASC Topic 842,
Leases
, or ASC 842. We elected the following practical expedients, which must be elected as a package and applied consistently to all of its leases at the transition date (including those for which the entity is a lessee or a lessor): i) we did not reassess whether any expired or existing contracts are or contain leases; ii) we did not reassess the lease classification for any expired or existing leases (that is, all existing leases that were classified as operating leases in accordance with ASC 840 are classified as operating leases, and all existing leases that were classified as capital leases in accordance with ASC 840 are classified as finance leases); and iii) we did not reassess initial direct costs for any existing leases.
For contracts entered into on or after the effective date, we determine if an arrangement is, or contains, a lease at lease inception. Our assessment is based on: (1) whether the contract involves the use of a distinct identified asset; (2) whether we obtain the right to substantially all of the economic benefit from the use of the asset throughout the period; and (3) whether we have the right to direct the use of the asset. Leases entered into prior to January 1, 2019, which were accounted for under ASC 840,
Leases
, were not reassessed as we elected the package of practical expedients permitted under the transition guidance within ASC 842, which among other things, allowed us to carry forward the historical lease classification. We determine the lease term by assuming the exercise of renewal options that are reasonably assured. The exercise of lease renewal options is at our sole discretion. Several of our leases have renewal options, however, the exercise of renewal is only assured for two of our current Good Manufacturing Practices, or cGMP, facilities, where we have made significant improvements or extended the lease.
For all leases other than short-term leases, at the lease commencement date, a right-of-use
asset and a lease liability are recognized. The
right-of-use
asset represents the right to use the leased asset for the lease term. At lease commencement, leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: (1) the lease transfers ownership of the underlying asset by the end of the lease term; (2) the lease contains an option to purchase the underlying asset that is reasonably certain to be exercised; (3) the lease term is for a major part of the remaining economic life of the underlying asset; (4) the present value of the sum of the lease payments and any guaranteed residual value that is not already included in the lease payments equals or exceeds substantially all of the fair value of the underlying asset; or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. A lease is classified as an operating lease if it does not meet any one of these criteria.
We do not currently have any leases classified as finance leases. Our operating lease assets and liabilities are included in operating lease
right-of-use
assets, net
, and current and
non-current
o
perating lease liabilities
, respectively, on the combined consolidated balance sheets. At the commencement date, operating lease right-of-use
assets and operating lease liabilities are determined based on the present value of lease payments to be made over the lease term. As the rate implicit in lease contracts are not readily determinable, we utilize its incremental borrowing rate as a discount rate for purposes of determining the present value of lease payments, which is based on the estimated interest rate at which we could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. To estimate its incremental borrowing rate, a credit rating applicable to the company is estimated using a synthetic credit rating analysis since we do not currently have a rating agency-based credit rating. Prospectively, we will remeasure the lease liability at the net present value of the remaining lease payments using the same incremental borrowing rate that was in effect as of the lease commencement or transition date. Operating lease right-of-use
assets also include any rent paid prior to the commencement date, less any lease incentives received, and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
We have elected to combine our lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) with non-lease
components (e.g., common-area maintenance costs and equipment maintenance costs) and as such, we account for lease and non-lease
components as a single component. Lease expense also includes amounts relating to variable lease payments. Variable lease payments include amounts relating to common area maintenance and real estate taxes.
We also elected not to recognize
right-of-use
assets and lease liabilities for qualifying short-term leases with an initial lease term of 12 months or less at lease inception. Such leases are expensed on a straight-line basis over the lease term. The lease term includes the non-cancellable
period of the lease and any additional periods covered by either options to renew or not to terminate when the company is reasonably certain to exercise.
The depreciable life of operating
right-of-use-assets
and leasehold improvements is limited by the expected lease term.
Income Taxes
We recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. We record valuation allowances to reduce deferred tax assets to the amount we believe is more likely than not to be realized.
We recognize uncertain tax positions when the position will be more likely than not upheld on examination by the taxing authorities based solely upon the technical merits of the positions. We recognize interest and penalties, if any, related to unrecognized income tax uncertainties in income tax expense. We did not have any accrued interest or penalties associated with uncertain tax positions as of December 31, 2020 and 2019.
We are subject to U.S. federal income tax, as well as income tax in Italy, South Korea, California and other states. To date, we have not been required to pay U.S. federal and state income taxes because of current and accumulated net operating losses. The federal returns for tax years 2017 through 2020 remain open to examination and the state returns remain subject to examination for tax years 2016 through 2020. Carryforward attributes that were generated in years where the statute of limitations is closed may still be adjusted upon examination by the Internal Revenue Service, or IRS, or other respective tax authorities. All other state jurisdictions remain open to examination. No income tax returns are currently under examination by taxing authorities.
Stock Repurchases
In November 2015, the board of directors approved a share repurchase program, or the 2015 Share Repurchase Program allowing the Chief Executive Officer, or CEO or Chief Financial Officer, on behalf of the company, to repurchase from time to time, in the open market or in privately negotiated transactions, up to $50.0 million of our outstanding shares of common stock, exclusive of any commissions, markups or expenses. The timing and amounts of any purchases were and will continue to be based on market conditions and other factors, including price, regulatory requirements and other corporate considerations. The 2015 Share Repurchase Program does not require the purchase of a minimum number of shares and may be suspended, modified or discontinued at any time without prior notice. We have financed, and expect to continue to finance, share repurchases with cash on hand. The shares are formally retired, through board approval upon repurchase. We have elected to account for the shares repurchased using the constructive retirement method. For shares repurchased in excess of par, we allocate the purchase price in excess of par value to accumulated deficit
, on the combined consolidated balance sheets. Our stock repurchase activity is discussed in Note 10, Stockholders’ (Deficit) Equity.
Revenue Recognition
On January 1, 2018, we adopted the provisions of ASC Topic 606,
Revenue from Contracts with Customers
, or ASC 606. This guidance requires that entities recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted ASC 606 on January 1, 2018 by recording the cumulative effect of the adoption on the accumulated deficit. We applied the new guidance to contracts that were not complete as of January 1, 2018. Implementation of ASC 606 did not have a material impact on our combined consolidated financial statements.
We have primarily generated revenues from non-exclusive license agreements related to our cell lines, the sale of our bioreactors and related consumables and grant programs. The nonexclusive license agreements with a limited number of pharmaceutical and biotechnology companies grant them the right to use our cell lines and intellectual property for non-clinical
use. These agreements generally include upfront fees and annual research license fees for such use, as well as commercial license fees for sales of the licensee products developed or manufactured using our intellectual property and cell lines. We have generated revenues from product sales of our proprietary
GMP-in-a-Box
bioreactors and related consumables to related parties. Additionally, we also generated revenues from grant programs with governmental agencies and other research institutions for the research and development provided.
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account in ASC 606. A contract’s transaction price is allocated to each distinct performance obligation based on relative standalone selling price and recognized as revenue when, or as, the performance obligation is satisfied.
Under our license agreements with customers, we typically promise to provide a license to use certain cell lines and related patents, the related know-how,
and future research and development data that affect the license. We have concluded that these promises represent one performance obligation due to the highly interrelated nature of the promises. We provide the cell lines and know-how
immediately upon entering into the contracts. Research and development data are provided throughout the term of the contract when and if available.
As discussed in Note 7,
Collaboration and License Agreements
, our license agreement with Precigen included a nonrefundable upfront payment of $0.4 million, received when we entered into the contract in 2010. In this instance, we determined that under ASC 606 it would be appropriate to recognize the initial milestone payment at a point in time, when we transferred the license. In this case, the intellectual property provided under the contract is functional intellectual property under ASC 606 and was determined to be a distinct performance obligation in the context of the arrangement. Prior to adoption, the upfront payment had been initially recorded as deferred revenue and was being recognized into revenue on a straight-line basis. As a result, upon adoption of ASC 606, we adjusted our accumulated deficit for the effects of recognizing revenue upfront for the initial milestone. The adjustment to accumulated deficit upon adoption was not material.
The license agreements may include
non-refundable
upfront payments, event-based milestone payments, sales-based royalty payments, or some combination of these. The event-based milestone payments represent variable consideration and we use the most likely amount method to estimate this variable consideration. Given the high degree of uncertainly around the achievement of these milestones, we do not recognize revenue from these milestone payments until the uncertainty associated with these payments is resolved. We currently estimate variable consideration related to milestone payments to be zero and, as such, no revenue has been recognized for milestone payments. We recognize revenue from sales-based royalty payments when or as the sales occur. On a quarterly basis, we re-evaluate
our estimate of milestone variable consideration to determine whether any amount should be included in the transaction price and recorded in revenue prospectively.
We also have sold our proprietary
GMP-in-a-Box
bioreactors and related consumables to affiliated companies. The arrangements typically include delivery of bioreactors, consumables, and providing installation service and perpetual software licenses for using the equipment. We recognize revenue when customers obtain control and can benefit from the promised goods or services, generally upon installation of the bioreactors, in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. Upfront payments and fees are recorded as deferred revenue upon receipt and recognized as revenue when we satisfy our performance obligations under these arrangements.
Grant revenue is typically paid for reimbursable costs incurred over the duration of the associated research project or clinical trial and is recognized when expenses reimbursable under the grants have been incurred and payments under the grants become contractually due.
Upon adoption, we changed our accounting policy from accounting for milestone payments under the milestone method to accounting for variable consideration as discussed above. The change in accounting policy did not change any amounts in the financial statements because of the significant uncertainty surrounding the estimate of variable consideration for milestone payments.
To date, we have generated minimal revenue related to the
non-clinical
use of our cell lines and intellectual property. We have no products approved for commercial sale and we have not generated any revenue from product sales. If we fail to complete the development of our product candidates in a timely manner or fail to obtain regulatory approval for them, we may never be able to generate substantial future revenue.
Research and Development Costs
Major components of research and development costs include cash compensation and other personnel-related expenses, stock-based compensation, depreciation and amortization expense on research and development property and equipment and intangible assets, costs of preclinical studies, clinical trials costs, including contract research organizations, or CROs and related clinical manufacturing, including contract manufacturing organizations, or CMOs, costs of drug development, costs of materials and supplies, facilities cost, overhead costs, regulatory and compliance costs, and fees paid to consultants and other entities that conduct certain research and development activities on our behalf. Costs incurred in research and development are expensed as incurred.
Included in
Research and development
costs are clinical trial and research expenses based on the services performed pursuant to contracts with research institutions and clinical research organizations and other vendors that conduct clinical trials and research on our behalf. We record accruals for estimated costs under these contracts. When evaluating the adequacy of the accrued liabilities, we analyze the progress of the studies or clinical trials, including the phase or completion of events, invoices received, contracted costs and purchase orders. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period based on the facts and circumstances known at that time. Although we do not expect the estimates to be materially different from the amounts actually incurred, if the estimates of the status and timing of services performed differ from the actual status and timing of services performed, we may report amounts that are too high or too low in any particular period. Actual results could differ from our estimates. We adjust the accruals in the period when actual costs become known.
Stock-Based Compensation
We account for stock-based compensation under the provisions of FASB ASC Topic 718,
Compensation—Stock Compensation
, or ASC 718, which applies to share-based payments issued to employees and nonemployees in exchange for goods or services. Under ASC 718, the fair value of an equity-classified award is estimated on the grant date without regard to service or performance conditions. The grant date fair values for options and warrants are estimated using the Black-Scholes-Merton option pricing model, and the grant date fair values for restricted stock units, or RSUs, are based upon the closing market price of our common stock on the date of grant.
We use the straight-line method to recognize stock-based compensation expense for our outstanding share awards that do not contain a performance condition. For awards subject to performance-based vesting conditions, we assess the probability of the individual milestones under the award being achieved and stock-based compensation expense is recognized over the service period commencing once management believes the performance criteria is probable of being met. For awards with service or performance conditions, we recognize the effect of forfeitures in compensation cost in the period that the award was forfeited.
Litigation Costs
We expense legal fees as they are incurred.
Comprehensive Income (Loss)
Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. Comprehensive income or loss is composed of net income (loss) and other comprehensive income (loss). Our other comprehensive income or loss consists of unrealized gains and losses on marketable debt securities classified as available-for-sale,
net of income taxes and foreign currency translation adjustment.
Noncontrolling Interests
Noncontrolling interests are recorded for the entities that we consolidate but are not wholly-owned by the company. Noncontrolling interests are classified as a separate component of equity on the combined consolidated balance sheets and combined consolidated statements of stockholders’ (deficit) equity. Additionally, net loss attributable to noncontrolling interests is reflected separately from consolidated net loss on the combined consolidated statements of operations and the combined consolidated statements of stockholders’ (deficit) equity. We record the noncontrolling interests’ share of loss based on the percentage of ownership interest retained by the respective noncontrolling interest holders. Noncontrolling interests recorded on the combined consolidated financial statements result from NantCell’s share of GlobeImmune, Inc., or GlobeImmune, of which we control 69.1%, and Immunotherapy NANTibody, LLC, or NANTibody, of which we control 60% as of December 31, 2020 and 2019. Noncontrolling interest stockholders are common stockholders.
GlobeImmune was determined to be a VIE as it does not have sufficient equity investment at risk to finance its operations without additional subordinated financial support and we are deemed the primary beneficiary of GlobeImmune and, accordingly, consolidates GlobeImmune into the combined consolidated financial statements under the VIE model. NantCell also supports GlobeImmune through a promissory note agreement, in which NantCell provides advances to GlobeImmune from time to time up to $6.0 million with a per annum interest rate of five percent (5%). As of December 31, 2020 and 2019, respectively, NantCell had advanced $0 and $1.2 million, respectively, to GlobeImmune to support its operations.
GlobeImmune recognized $0 and $0.2 million of revenues for the years ended December 31, 2020 and 2019 respectively, and $2.0 million and $7.7 million of related operating expenses for the years ended December 31, 2020 and 2019 respectively. Combined consolidated balance sheets include approximately $0.5 million and $2.3 million of total assets and $0.3 million and $1.5 million of total liabilities as of December 31, 2020 and 2019, respectively, related to the GlobeImmune.
In addition, NantCell held a 68.5% ownership of Precision Biologics, Inc., or Precision Biologics, arising from its preferred stock investment. NantCell ended its investment in Precision Biologics pursuant to a final settlement agreement approved by the court in June 2019, and accordingly, NantCell deconsolidated the related assets, liabilities and noncontrolling interests of Precision Biologics. The disposition of this investment resulted in a reduction of $18.4 million in noncontrolling interests during the year ended December 31, 2019. See Note 8
Commitments and Contingencies
for additional information.
Foreign Currencies
We have operations and holds assets in Italy and South Korea. The functional currency of the subsidiary in Italy is the Euro, based on the nature of the transactions occurring within this entity, and accordingly, assets and liabilities of this subsidiary are translated into U.S. dollar at exchange rates prevailing as of the balance sheet dates, while the operating results are translated into U.S. dollars using the average exchange rates for the period correlating with those operating results. Adjustments resulting from translating the financial statements of the foreign subsidiary into the U.S. dollar are recorded as a component of o ther comprehensive income (loss),
on the combined consolidated statements of comprehensive loss. Transaction gains and losses are recorded in o ther income (expense), net
on the combined consolidated statements of operations.
Basic and Diluted Net Loss per Share of Common Stock
Basic net loss per share is calculated by dividing the net loss attributable to ImmunityBio common stockholders by the weighted-average number of common shares outstanding for the period. Diluted loss per share is computed by dividing net loss attributable to ImmunityBio common stockholders by the weighted-average number of common shares, including the number of additional shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.
For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted loss per share as their effect is anti-dilutive. The following table details those securities that have been excluded from the computation of potentially dilutive securities:

	As of December 31,
	2020	2019
Outstanding options	4,996,284	6,080,483
Outstanding RSUs	466,842	1,155,808
Outstanding related party warrants	1,638,000	1,638,000

Total	7,101,126	8,874,291

Amounts in the table above reflect the common stock equivalents of the noted instruments.
Segment and Geographic Information
Operating segments are defined as components of an enterprise (business activity from which it earns revenue and incurs expenses) for which discrete financial information is available and regularly reviewed by the chief operating decision-maker, or CODM, in deciding how to allocate resources and in assessing performance. Our CODM is our Chief Executive Officer, or CEO. We view our operations and manage our business as two operating segments. We have concluded that our two operating segments meet all three criteria required by ASC Topic 280,
Segment Reporting
, to be aggregated into one reportable segment. The aggregation of our two operating segments into one reportable segment is consistent with the objectives and basic principles of ASC 280. Our two operating segments have similar economic characteristics and are both similar with respect to the five qualitative characteristics specified in ASC 280. Accordingly, we do not have separately reportable segments as defined by ASC 280.
We generate a portion of its revenues from outside of the U.S. Information about our revenues from the different geographic regions for the years ended December 31, 2020, and 2019 is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019
United States	$513	$1,997
Europe	92	205

Total	$605	$2,202

Recent Accounting Pronouncements
Application of New or Revised Accounting Standards – Adopted
In November 2018, the FASB issued Accounting Standards Update, or ASU,
No. 2018-18,
Collaborative Arrangements
 (Topic
 808):
 Clarifying the Interaction between Topic
 808 and Topic
 606
(ASU 2018-18).
ASU 2018-18
clarifies when certain transactions between collaborative arrangement participants should be accounted for as revenue under ASC Topic 606. It also specifically addresses when the participant should be considered a customer in the context of a unit of account; adds a unit of account guidance in ASC 808 to align with guidance in ASC 606; and precludes presenting revenue from a collaborative arrangement together with revenue recognized under ASC 606 if the collaborative arrangement participant is not a customer. This standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years with early adoption permitted. We adopted
ASU 2018-18,
as required, in the quarter ended March 31, 2020. We are a party to several collaboration arrangements as further discussed in Note 7,
 Collaboration and License Agreements
, however, adoption of
ASU 2018-18
did not have an impact on our combined consolidated financial statements because the counterparties to our collaboration agreements do not meet the definition of a customer.
In December 2019, the FASB issued
ASU 2019-12,
 Simplifying the Accounting for Income Taxes
, or
ASU 2019-12.
The amendments in
ASU 2019-12
include removing the exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items (e.g., discontinued operations or other comprehensive income), and the exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year.
ASU 2019-12
also amends other aspects of accounting for income taxes to help simplify and promote consistent application of U.S. GAAP. The guidance is effective for interim and annual periods beginning after December 15, 2020, with early adoption permitted. We early adopted
ASU 2019-12
effective January 1, 2020, and it did not have a material impact on our combined consolidated financial statements. Although our adoption of
ASU 2019-12
did not have a material impact on our combined consolidated financial statements during the year ended December 31, 2020, it may have a material impact on our combined consolidated financial statements in future periods due to the removal of the exceptions discussed above. The amendments related to intraperiod tax allocation and the amendment related to calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year were applied prospectively.
Application of New or Revised Accounting Standards – Not Yet Adopted
In June 2016, the FASB issued
ASU 2016-13,
 Financial Instruments—Credit Losses (Topic 326):
 Measurement of Credit Losses on Financial Instruments
. The FASB subsequently issued amendments to
ASU 2016-13,
which have the same effective date and transition dates as described below. The new guidance supersedes existing U.S. GAAP for measuring and recording of credit losses on financial assets measured at amortized cost by replacing the incurred-loss model with an expected-loss model. Accordingly, these financial assets will be presented at the net amount expected to be collected. This new standard also requires that credit losses related to available-for-sale
debt securities be recorded as an allowance through net income rather than reducing the carrying amount under the current, other-than-temporary-impairment model. For public business entities that meet the definition of a Securities and Exchange Commission, or SEC, filer, except entities that are eligible to be a smaller reporting company as defined by the SEC, the standard is effective for annual periods beginning after December 15, 2019, and interim periods therein. For all other entities, the standard is effective for annual periods beginning after December 15, 2022, and interim periods therein. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018. With certain exceptions, adjustments are to be applied using a modified-retrospective approach by reflecting adjustments through a cumulative-effect impact on retained earnings as of the beginning of the fiscal year of adoption. We continue to evaluate the impact that this new standard and its related amendments will have on our combined consolidated financial statements and we do not intend to early adopt this new standard.
Other recent authoritative guidance issued by the FASB (including technical corrections to the ASC), the American Institute of Certified Public Accountants, and the SEC during the three months ended December 31, 2020 did not, or are not expected to, have a material effect on our combined consolidated financial statements.